Commercial Mortgage-Backed Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Commercial Mortgage-Backed Securities
Other Real Estate Securities
The following table details the realized gains on sale of the Company's other real estate securities, which consisted of redeemable preferred stock, during the three and nine months ended September 30, 2015. As of September 30, 2016 and December 31, 2015, the Company had no investments in other real estate securities; as such, there were no other real estate securities sold during the nine months ended September 30, 2016:

(In thousands)	Aggregate Cost Basis	Sale Price	Realized Gain
Three Months Ended September 30, 2015	$9,821	$10,013	$192
Nine Months Ended September 30, 2015	$18,528	$19,266	$738

Note 5 — Commercial Mortgage-Backed Securities
The following table details the realized loss on CMBS sold during the year ended December 31, 2015. No CMBS were acquired or sold during the year ended December 31, 2014 or the period from January 22, 2013 (date of inception) to December 31, 2013:

(In thousands)	Amortized Cost	Sale Price	Realized Loss
Year Ended December 31, 2015	$30,209	$28,624	$1,585

The Company did not have any investments in CMBS as of December 31, 2015 or 2014.
Note 6 — Other Real Estate Securities
As of December 31, 2015, the Company had no investments in other real estate securities.
As of December 31, 2014, the Company had investments in other real estate securities consisting of redeemable preferred stock with an aggregate fair value of $19.0 million. These investments were considered available-for-sale securities and therefore increases or decreases in the fair value of these investments were recorded in accumulated other comprehensive income as a component of stockholders' equity on the consolidated balance sheets, unless the securities were considered to be other-than-temporarily impaired, at which time the losses would have been reclassified to expense. The following table details the unrealized gains and losses on other real estate securities as of December 31, 2014:

(In thousands)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other real estate securities	$18,528	$463	$—	$18,991

The following table details the realized gains, net on other real estate securities sold during the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

(In thousands)	Aggregate Cost Basis	Sale Price	Realized Gain, Net
Year Ended December 31, 2015	$18,528	$19,266	$738
Year Ended December 31, 2014	$47,020	$47,317	$297
Period from January 22, 2013 (date of inception) to December 31, 2013	$360	$485	$125